STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($) $ in Thousands		Common Stock, $0.001 Par Value [Member]		Proceeds on account of shares [Member]	Treasury Shares [Member]	Additional paid-in Capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Balance beginning at Sep. 30, 2014		$ 1		$ 20		$ 36,231		$ (35,942)	$ 310
Balance beginning (in shares) at Sep. 30, 2014		385,455
Increase (Decrease) in Stockholders' Deficiency
Share based compensation						558			558
Issuance of common stock, net of issuance costs						347			347
Issuance of common stock, net of issuance costs (in shares)		71,836
Issuance of common stock in respect of issuance of convertible notes						1,525			1,525
Issuance of common stock in respect of issuance of convertible notes (in shares)		581,019
Issuance of shares for services						1,574			1,574
Issuance of shares for services (in shares)		254,743
Issuance of convertible debentures						482			482
Treasury shares purchases					$ (28)				(28)
Treasury shares purchases (in shares)		(1,109)
Comprehensive loss								(7,462)	(7,462)
Balance ending at Sep. 30, 2015		$ 1		20	(28)	40,717		(43,404)	(2,694)
Balance ending (in shares) at Sep. 30, 2015		1,291,944
Increase (Decrease) in Stockholders' Deficiency
Issuance of common stock, net of issuance costs						215			215
Issuance of common stock, net of issuance costs (in shares)		77,806
Issuance of shares for services						136			136
Issuance of shares for services (in shares)		18,731
Comprehensive loss								(1,288)	(1,288)
Proceeds on account of shares				145					(145)
Balance ending at Dec. 31, 2015		$ 1		165	(28)	41,068		(44,692)	$ (3,486)
Balance ending (in shares) at Dec. 31, 2015		1,388,481							1,388,481
Increase (Decrease) in Stockholders' Deficiency
Issuance of common stock, net of issuance costs		$ 37		(20)		552			$ 569
Issuance of common stock, net of issuance costs (in shares)	[1]	287,041
Issuance of common stock in respect of issuance of convertible notes		$ 14		(145)		131
Issuance of common stock in respect of issuance of convertible notes (in shares)	[1]	107,160
Issuance of shares for services		$ 4				579			583
Issuance of shares for services (in shares)	[1]	26,924
Comprehensive loss							$ 8	(6,693)	(6,685)
Extinguish of liability upon shares issuance		$ 7				625			632
Extinguish of liability upon shares issuance (in shares)	[1]	54,643
Exercise of warrants		$ 1				40			41
Exercise of warrants (in shares)	[1]	5,385
Balance ending at Jun. 30, 2016		$ 1,319			(28)	41,766	8	(51,385)	(8,320)
Balance ending (in shares) at Jun. 30, 2016	[1]	1,869,634
Balance beginning at Dec. 31, 2015		$ 1		165	(28)	41,068		(44,692)	$ (3,486)
Balance beginning (in shares) at Dec. 31, 2015		1,388,481							1,388,481
Increase (Decrease) in Stockholders' Deficiency
Issuance of common stock, net of issuance costs		$ 1		(20)		736			$ 717
Issuance of common stock, net of issuance costs (in shares)		427,552
Issuance of shares for services						745			745
Issuance of shares for services (in shares)		57,754
Comprehensive loss							33	(1,801)	(1,768)
Extinguish of liability upon shares issuance						1,527			1,527
Extinguish of liability upon shares issuance (in shares)		161,051
Issuance of shares with respect to proceeds on account of shares				$ (145)		145
Issuance of shares with respect to proceeds on account of shares (in shares)		107,160
Exercise of warrants						41			41
Exercise of warrants (in shares)		5,385
Balance ending at Dec. 31, 2016		$ 2			(28)	44,262	33	(46,493)	$ (2,224)
Balance ending (in shares) at Dec. 31, 2016		2,147,383	[1]						2,147,383
Increase (Decrease) in Stockholders' Deficiency
Share based compensation			[2]			293			$ 293
Share based compensation (in shares)		28,777
Issuance of common stock in respect of issuance of convertible notes		$ 2				4,121			4,123
Issuance of common stock in respect of issuance of convertible notes (in shares)	[1]	1,440,000
Issuance of shares for services			[2]			132			132
Issuance of shares for services (in shares)		27,598
Comprehensive loss							15	4,095	4,110
Extinguish of liability upon shares issuance			[2]			47			47
Extinguish of liability upon shares issuance (in shares)		7,406
Balance ending at Jun. 30, 2017		$ 4			$ (28)	$ 48,855	$ 48	$ (42,398)	$ 6,481
Balance ending (in shares) at Jun. 30, 2017		3,651,164							3,651,164

[1]	Retrospectively adjusted to reflect the 130-for-1 reverse stock split
[2]	less than $1